Selling expenses - Schedule of selling expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Selling Expenses [Line Items]
Fees and compensation for services	$ 2,806	$ 4,603	$ 50
rude storage services [Member]
Disclosure Of Selling Expenses [Line Items]
Fees and compensation for services	$ 1,651	$ 4,367